Vanguard High Dividend Yield Index Fund Average Annual Total Returns - Admiral Prospectus [Member]		12 Months Ended	50 Months Ended	60 Months Ended	83 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.50%		12.75%	11.75%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.05%	9.80%	13.07%	15.39%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.39%		12.66%	11.68%
Performance Inception Date	Feb. 07, 2019
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.69%		11.88%	10.86%
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.55%		9.97%	9.27%